The Gabelli Go Anywhere Trust

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 67.4%
	Machinery — 6.6%
21,000	Astec Industries Inc.	$734,370
100,000	CNH Industrial NV, Borsa Italiana	575,273
100,000	CNH Industrial NV, New York	561,000
43,000	Twin Disc Inc.†	300,140

		2,170,783

	Food and Beverage — 5.7%
2,400	Chr. Hansen Holding A/S	180,396
50,000	Davide Campari-Milano SpA	361,200
1,400	Diageo plc, ADR	177,968
13,300	Farmer Brothers Co.†	92,568
1,000	Fomento Economico Mexicano SAB de CV, ADR	60,510
1,000	National Beverage Corp.†	42,650
1,000	Nestlé SA	103,325
1,100	Pernod Ricard SA	157,048
2,000	Remy Cointreau SA	219,808
4,500	The J.M. Smucker Co.	499,500

		1,894,973

	Health Care — 5.5%
40,000	Achaogen Inc.†	448
23,000	Bausch Health Cos. Inc.†	356,500
14,000	Clovis Oncology Inc.†	89,040
5,000	Covetrus Inc.†	40,700
40,000	Cutera Inc.†	522,400
6,500	Idorsia Ltd.†	170,182
8,000	IntriCon Corp.†	94,160
10,000	NeoGenomics Inc.†	276,100
22,000	Pacific Biosciences of California Inc.†	67,320
12,000	Patterson Cos. Inc.	183,480

		1,800,330

	Financial Services — 5.3%
8,000	Citigroup Inc.	336,960
7,500	Flushing Financial Corp.	100,200
4,286	Icahn Enterprises LP	207,528
36,000	MoneyGram International Inc.†	47,160
7,512	Steel Partners Holdings LP†	40,741
12,000	The Bank of New York Mellon Corp.	404,160
1,000	The PNC Financial Services Group Inc.	95,720
4,000	Waddell & Reed Financial Inc., Cl. A	45,520
17,000	Wells Fargo & Co.	487,900

		1,765,889

	Energy and Utilities — 4.4%
7,000	CNX Resources Corp.†	37,240
3,000	Dominion Energy Inc.	216,570
6,000	Dril-Quip Inc.†	183,000
34,000	Mueller Water Products Inc., Cl. A	272,340
9,000	National Fuel Gas Co.	335,610
18,000	The AES Corp.	244,800

Shares		Market Value
6,000	UGI Corp.	$160,020

		1,449,580

	Diversified Industrial — 4.3%
7,000	Ampco-Pittsburgh Corp.†	17,500
16,500	EnPro Industries Inc.	653,070
5,400	Griffon Corp.	68,310
3,000	Hyster-Yale Materials Handling Inc.	120,270
12,000	Myers Industries Inc.	129,000
14,000	Textron Inc.	373,380
4,000	Trinity Industries Inc.	64,280

		1,425,810

	Cable and Satellite — 4.1%
8,000	Intelsat SA†	12,240
37,000	Iridium Communications Inc.†	826,210
110,000	WideOpenWest Inc.†	523,600

		1,362,050

	Consumer Products — 3.7%
10,000	Edgewell Personal Care Co.†	240,800
4,800	Energizer Holdings Inc.	145,200
48,000	Mattel Inc.†	422,880
30,000	Newell Brands Inc.	398,400

		1,207,280

	Equipment and Supplies — 3.5%
5,500	CIRCOR International Inc.†	63,965
15,000	Flowserve Corp.	358,350
27,500	Mueller Industries Inc.	658,350
1,000	Stratasys Ltd.†	15,950
3,800	The Eastern Co.	74,100

		1,170,715

	Telecommunications — 3.2%
6,500	Acacia Communications Inc.†	436,670
10,000	CenturyLink Inc.	94,600
5,500	Millicom International Cellular SA, SDR	155,450
3,000	Parrot SA†	8,239
56,023	Sistema PJSC FC, GDR	185,996
4,600	United States Cellular Corp.†	134,734
30,000	VEON Ltd., ADR	45,300

		1,060,989

	Computer Software and Services — 2.9%
500	Altran Technologies SA	8,217
7,500	Box Inc., Cl. A†	105,300
1,000	Business & Decision†	8,713
17,000	Diebold Nixdorf Inc.†	59,840
18,000	Digi International Inc.†	171,720
6,000	FireEye Inc.†	63,480
500	Grubhub Inc.†	20,365
45,000	Hewlett Packard Enterprise Co.	436,950

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The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
600	Rockwell Automation Inc.	$90,546

		965,131

	Entertainment — 2.8%
3,000	Cherry AB, Cl. B†(a)	26,384
50,000	Grupo Televisa SAB, ADR	290,000
3,000	Liberty Media Corp.- Liberty Braves, Cl. A†	58,500
3,000	Liberty Media Corp.- Liberty Braves, Cl. C†	57,180
13,039	Reading International Inc., Cl. A†	50,722
28,800	Sirius XM Holdings Inc.	142,272
22,047	ViacomCBS Inc., Cl. B	308,878

		933,936

	Building and Construction — 2.4%
2,800	Arcosa Inc.	111,272
48,000	Armstrong Flooring Inc.†	68,640
2,000	Bouygues SA	58,939
27,000	Herc Holdings Inc.†	552,420

		791,271

	Real Estate — 2.1%
13,000	Condor Hospitality Trust Inc., REIT	53,430
15,500	Griffin Industrial Realty Inc.	506,850
37,000	Trinity Place Holdings Inc.†	67,340
2,400	Vastned Retail Belgium NV, REIT	78,085

		705,705

	Agriculture — 2.1%
17,000	Bunge Ltd.	697,510

	Retail — 1.4%
2,000	Cars.com Inc.†	8,600
30,000	GNC Holdings Inc., Cl. A†	14,043
26,000	Hertz Global Holdings Inc.†	160,680
3,700	Ingles Markets Inc., Cl. A	133,792
28,000	Lands’ End Inc.†	149,520

		466,635

	Specialty Chemicals — 1.4%
25,000	GCP Applied Technologies Inc.†	445,000

	Publishing — 1.3%
26,000	Meredith Corp.	317,720
15,257	The E.W. Scripps Co., Cl. A	115,038

		432,758

	Automotive: Parts and Accessories — 1.0%
12,000	Dana Inc.	93,720
8,000	Modine Manufacturing Co.†	26,000
7,000	Navistar International Corp.†	115,430

Shares		Market Value
27,000	Uni-Select Inc.	$98,039

		333,189

	Media — 0.8%
16,900	Sinclair Broadcast Group Inc., Cl. A	271,752

	Semiconductors — 0.8%
2,200	Mellanox Technologies Ltd.†	266,904

	Home Furnishings — 0.8%
10,003	Bassett Furniture Industries Inc.	54,516
4,600	Hunter Douglas NV	208,007

		262,523

	Materials — 0.4%
26,000	Canfor Corp.†	134,868

	Metals and Mining — 0.3%
10,000	Freeport-McMoRan Inc.	67,500
13,000	TimkenSteel Corp.†	41,990

		109,490

	Transportation — 0.2%
1,000	GATX Corp.	62,560

	Hotels and Gaming — 0.2%
1,000	Wynn Resorts Ltd.	60,190

	Aerospace — 0.1%
1,600	Allied Motion Technologies Inc.	37,920

	Aviation: Parts and Services — 0.1%
1,000	Ducommun Inc.†	24,850

	TOTAL COMMON STOCKS	22,310,591

	CLOSED-END FUNDS — 0.2%
3,000	Altaba Inc., Escrow†	62,250

	RIGHTS — 0.1%
	Health Care — 0.0%
10,000	Dova Pharmaceuticals Inc., CVR†	5,000
25,000	Innocoll, CVR†(a)	0
10,000	Ipsen SA/Clementia, CVR†(a)	13,500
3,600	Ocera Therapeutics, CVR†(a)	972

		19,472

	Metals and Mining — 0.1%
67,000	Pan American Silver Corp., CVR†	22,780

	TOTAL RIGHTS	42,252

2

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares		Market Value
	CLOSED-END FUNDS (Continued)
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,155	Weatherford International plc, expire 11/26/23†	$323

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 32.3%
$10,704,000	U.S. Treasury Bills, 0.019% to 1.633%††, 04/09/20 to 09/17/20	10,702,307

	TOTAL INVESTMENTS — 100.0% (Cost $43,498,082)	$33,117,723

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

3